Taxation - Schedule of Unrecognized Tax Benefits (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Income Tax Disclosure [Abstract]
Beginning balance	$ 2,871	17,379	5,971
Additions based on tax positions related to the current year	3,190	19,314	14,231
Decreases based on tax positions related to prior years	(1,195)	(7,234)	(2,823)
Ending balance	$ 4,866	29,459	17,379